As filed with the U.S. Securities and Exchange Commission on January 5, 2007

                                                        Registration No. 2-35570

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 63 TO
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      under
                           THE SECURITIES ACT OF 1933
                                       and
                             REGISTRATION STATEMENT
                                      under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                         Telephone Number (515) 248-3842
                                    --------

                                             Copy to:
     MICHAEL D. ROUGHTON, ESQ.                   JOHN W. BLOUCH, ESQ.
     The Principal Financial Group               Dykema Gossett PLLC
     Des Moines, Iowa 50392                      Franklin Square, Suite 300 West
                                                 1300 I Street, N.W.
                                                 Washington, DC 20005-3306

                     (Name and address of agent for service)


----------
It is proposed that this filing will become effective (check appropriate box) _____ immediately upon filing pursuant to paragraph (b) of Rule 485
  X    on January 8, 2007 pursuant to paragraph (b) of Rule 485
_____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____  on (date) pursuant to paragraph (a)(1) of Rule 485
_____  75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
     X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



EXPLANATORY NOTE

This Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A for Principal Variable Contracts Fund, Inc. ("Registrant") incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Registrant's Post-Effective Amendment No. 62, which was filed with the Securities and Exchange Commission on October 24, 2006. The purpose of this Post-Effective Amendment is to extend the effective date of Post-Effective Amendment No. 62 to January 8, 2007.


                           PART C. OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

            (a)       Amendment and Restatement of the Articles
                      of Incorporation (filed 10/24/2000 and 4/27/06)
            (b)       Articles of Amendment (Incorporated by reference from exhibit #1(b)to registration statement  No. 333-137812 filed on Form N-14 on 10/5/06)

                 (1)  Articles Supplementary (filed 2/13/2002)
                 (2)  Articles Supplementary dtd 12/15/03 (filed 2/26/2004)
                 (3)  Articles Supplementary dtd 6/14/04 (filed 8/27/04)
                 (4)  Certificate of Correction of Articles Supplementary dtd 10/7/04 (filed 2/24/05)
                 (5)  Articles Supplementary dtd 12/13/04 (filed 4/29/05)
                 (6)  Articles Supplementary dtd 07/07/2006 (Incorporated by reference from exhibit #1(b)(6)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06)

            (b)       By-laws (filed 12/31/03)

            (c)       Specimen Share Certificate  N/A

            (d)  (1)  Management Agreement (filed 10/23/97)
                 (2)  First Amendment to Management Agreement (filed 2/12/98)
                 (3)  Second Amendment to Management Agreement (filed 10/24/00)
                 (4)  Third Amendment to Management Agreement (filed 10/24/00)
                 (5)  Fourth Amendment to Management Agreement (filed 12/31/03)
                 (6)  Amended &Restated Management Agreement (filed 12/31/03)
                 (7)  Amended &Restated Management Agreement dtd 3/11/04 (filed 6/15/2004)
                 (8)  Amended &Restated Management Agreement dtd 6/14/04 (filed 8/27/04)
                 (9)  Amended &Restated Management Agreement dtd 12/13/04 (filed 2/24/05)
                 (10) Amended &Restated Management Agreement dtd 9/30/05 (filed 4/27/06)
                 (11) Investment Service Agreement (filed 10/23/97)
                 (12) Amended &Restated Investment Service Agreement dtd 4/1/04 (filed 6/15/2004)
                 (13) Sub-Advisory Agreement - Invista (filed 10/23/97)
                 (14) First Amendment to Sub-Advisory Agrmt. (filed 2/12/98)
                 (15) Second Amendment to Sub-Advisory Agrmt. (filed 10/24/00)
                 (16) Third Amendment to Sub-Advisory Agrmt. (filed 10/24/00)
                 (17) Sub-Advisory Agreement - Morgan Stanley Asset Mgmt.
                      (filed 10/23/97)
                 (18) Sub-Advisory Agreement - Berger Assoc. (filed 4/13/98)
                 (19) Sub-Advisory Agreement - Dreyfus Corp. (filed 4/13/98)
                 (20) Sub-Advisory Agreement - Goldman Sachs (filed 4/13/98)
                 (21) Sub-Advisory Agreement - JP Morgan (filed 4/13/98)
                 (22) Sub-Advisory Agreement - Neuberger Berman (filed 4/21/99)
                 (23) Sub-Advisory Agreement - Janus Capital (filed 4/21/99)
                 (24) Sub-Advisory Agreement - Duncan-Hurst (filed 10/24/00)
                 (25) Sub-Advisory Agreement - Turner (filed 10/24/00)
                 (26) Sub-Advisory Agreement - Bernstein (filed 04/29/02)
                 (27) Sub-Advisory Agreement - Federated (filed 04/29/02)
                 (28) 6th Amdt. to Sub-Adv. Agreement w/Invista (filed 04/29/02)
                 (29) 2nd Amdt. to Sub-Adv. Agreement w/PCII (filed 04/29/02)
                 (30) Sub-Advisory Agreement - Putnam (filed 02/13/03)
                 (31) Amended &Restated Sub-Adv. - Federated dtd 11/21/03 (filed 2/26/04)
                 (32) Sub-Advisory Agreement - Neuberger Berman dtd 10/31/03 (filed 2/26/04)
                 (33) Amended &Restated Sub-Adv. - Dreyfus dtd 11/25/03 (filed 2/26/04)
                 (34) Sub-Advisory Agreement - Grantham, Mayo, Van Otterloo dtd 4/1/04 (filed 4/29/04)
                 (35) Sub-Advisory Agreement - T. Rowe Price dtd 3/8/04 (filed 6/15/2004)
                 (36) Amended &Restate Sub-Adv - PGI dtd 4/1/04 (filed 6/15/2004)
                 (37) Sub-Advisory Agreement - UBS dtd 9/30/02 (filed 6/15/2004)
                 (38) Amended &Restated Sub-Advisory Agreement - Bernstein dtd 7/1/04 (filed 8/27/04)
                 (39) Amended &Restated Sub-Advisory Agreement - MSAM dtd 6/30/04 (filed 8/27/04)
                 (40) Amended &Restated Sub-Advisory Agreement - PGI dtd 6/30/04(filed 8/27/04)
                 (41) Amended &Restated Sub-Advisory Agreement - Neuberger Berman dtd 6/30/04 (filed 8/27/04)
                 (42) Amended &Restated Sub-Advisory Agreement - T. Rowe Price dtd 8/24/04 (filed 8/27/04)
                 (43) Sub-Advisory Agreement - American Century dtd 8/18/04 (filed 8/27/04)
                 (44) Amended &Restated Sub-Advisory Agreement - Morgan Stanley dtd 11/25/03 (filed 2/24/05)
                 (45) Amended &Restated Sub-Advisory Agreement - UBS Global Asset dtd 7/8/03 (filed 2/24/05)
                 (46) Amended &Restated Sub-Advisory Agreement - JP Morgan dtd 7/2/03 (filed 2/24/05)
                 (47) Amended &Restated Sub-Advisory Agreement - Neuberger Berman dtd 6/25/03 (filed 2/24/05)
                 (48) Amended &Restated Sub-Advisory Agreement - PGI dtd 3/11/03 (filed 2/24/05)
                 (49) Sub-Advisory Agreement - Emerald dtd 9/1/04 (filed 2/24/05)
                 (50) Amended &Restated Sub-Advisory Agreement - The Dreyfus Group dtd 7/1/04 (filed 2/24/05)
                 (51) Amended &Restated Sub-Advisory Agreement - Morgan Stanley dtd 8/23/04 (filed 2/24/05)
                 (52) Amended &Restated Sub-Advisory Agreement - Mellon Equity dtd 12/22/04 (filed 2/24/05)
                 (53) Amended &Restated Sub-Advisory Agreement - PGI dtd 12/13/04 (filed 2/24/05)
                 (54) Amended &Restated Sub-Advisory Agreement - JP Morgan dtd 1/5/05 (filed 2/24/05)
                 (55) Sub-Advisory Agreement - Columbis Circle Investors dtd 1/5/05 (4/29/05)
                 (56) Amended &Restated Sub-Advisory Agreement -  TRowe Price dtd 8/01/2005 (filed 4/27/06)
                 (57) Amended &Restated Sub-Advisory Agreement - Mellon Equity  dtd 08/08/2005 (filed 4/27/06)
                 (58) Amended &Restated Sub-Advisory Agreement - PGI  dtd 07/01/2005 (filed 4/27/06)
                 (59) Amended &Restated Sub-Advisory Agreement - PGI  dtd 09/12/2005 (filed 4/27/06)
                 (60) Amended &Restated Sub-Advisory Agreement - PREI dtd 07/01/2005 (filed 4/27/06
                 (61) Amended &Restated Sub-Advisory Agreement - PREI dtd 09/12/2005 (filed 4/27/06)
                 (62) Sub-Sub-Advisory Agreement - Post dtd 07/01/2005 (filed 4/27/06)
                 (63) Sub-Sub-Advisory Agreement - PREI dtd 07/01/2005 (filed 4/27/06)
                 (64) Sub-Sub-Advisory Agreement - Spectrum  dtd 07/01/2005 (filed 4/27/06)
                 (65) Amended &Restated Sub-Advisory Agreement - T. Rowe Price dtd 8/1/06  (filed 10/24/06)
                 (66) Amended &Restated Sub-Advisory Agreement - PREI dtd 1/1/06  (filed 10/24/06)
                 (67) Amended &Restated Sub-Advisory Agreement - Essex dtd 6/30/06  (filed 10/24/06)
                 (68) Amended &Restated Sub-Advisory Agreement - Jacobs Levy dtd 6/15/06  (filed 10/24/06)
                 (69) Amended &Restated Sub-Advisory Agreement - CCI dtd 9/12/05  (filed 10/24/06)
                 (70) Amended &Restated Sub-Advisory Agreement - T. Rowe Price dtd 9/15/06  (filed 10/24/06)

            (e)       Distribution Agreement (filed 10/24/00)
                 (1)  Amended &Restated Distribution Agreement dtd 6/14/04 (filed 8/27/04)

            (f)       N/A

            (g)       Custodian Agreement
                 (1)  Domestic Custody Agreement (filed 10/23/97)
                 (2)  Global Custody Agreement (filed 10/23/97)

            (h)       Agreement and Plan of Reorganization and Liquidation
                      (filed 10/23/97)

            (i)       Legal Opinion (filed 10/24/00)

            (j)       Consent of Independent Auditors **

            (k)       Financial Statements included in this Registration
                      Statement:
                 (1)  Part A:
                      None
                 (2)  Part B:
                      None

            (l)       Initial Capital Agreements
                 (1-11)  Initial Capital Agreements 1987 (filed 4/27/01)
                 (12-19) Initial Capital Agreements 1998 (filed 4/27/01)
                 (20-23) Initial Capital Agreements 1999 (filed 4/27/01)
                 (24-26) Initial Capital Agreements 2000 (filed 4/27/01)
                 (27)    Initial Capital Agreements 5/1/2003 (filed 2/26/04)
                 (28)    Initial Capital Agreements 8/30/2004 (filed 2/24/05)

            (m)       Rule 12b-1 Plan
                 (1)  Class 2 Plan **

            (o)       Rule 18f-3 Plan   N/A

            (p)       Code of Ethics
                 (1)  PMC Code of Ethics        (filed 2/24/05) (filed 10/24/06)
                 (2)  Invista Code of Ethics    (filed 4/26/00)
                 (3)  Dreyfus Code of Ethics    (filed 4/26/00)
                 (4)  Goldman Code of Ethics    (filed 2/24/05)
                 (5)  JP Morgan Code of Ethics  (filed 2/24/05)
                 (6)  Janus Code of Ethics      (filed 4/26/00)
                 (7)  MSIM Code of Ethics       (filed 2/24/05)  (filed 10/24/06)
                 (8)  Neuberger Berman Code of Ethics (filed 4/27/06)  (filed 10/24/06)
                 (9)  Berger Code of Ethics     (filed 4/26/00)
                 (10) Duncan-Hurst Code of Ethics (filed 10/24/00)
                 (11) Turner Code of Ethics (filed 2/24/05)
                 (12) PCII Code of Ethics (filed 4/27/01)
                 (13) Bernstein Code of Ethics   (filed 2/24/05)
                 (14) Federated Code of Ethics   (filed 2/13/2002)
                 (15) Sr. & Executive Officers Code of Ethics (Sarbanes)
                       (filed 12/31/03)
                 (16) Principal Global Investors (filed 4/27/06)
                 (17) Grantham, Mayo, Van Otterloo Code of Ethics (filed 4/27/06)
                 (18) T. Rowe Price Code of Ethics (filed 2/24/05)
                 (19) UBS Code of Ethics (filed 2/24/05)
                 (20) Emerald Code of Ethics (filed 2/24/05)
                 (21) American Century Code of Ethics (filed 2/24/05, 4/27/06)
                 (22) Columbus Circle Investors Code of Ethics (filed 4/27/06) (filed 10/24/06)
                 (23) Mellon Equity Code of Ethics (filed 4/27/06)
                 (24) WM Advisors Code of Ethics  (filed 10/24/06)

            (s)       Power of Attorney *

*    Filed herein.
**   To be filed by amendment.
***  Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.14% of shares outstanding of the Bond & Mortgage Securitites Fund,
               0.00% of shares outstanding of the Disciplined LargeCap Blend
               Fund,
               5.71% of shares outstanding of the Diversified International
               Fund,
               0.00% of shares outstanding of the Equity Income Fund,
               0.00% of shares outstanding of the Government & High Quality
               Bond Fund,
               0.00%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.00% of shares outstanding of the High Yield Fund, 0.00% of shares outstanding of the Inflation Protection Fund, 0.00% of shares outstanding of the International Emerging Markets Fund,
               0.00% of shares outstanding of the International Growth Fund, 6.79% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 10.59% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.09% of shares outstanding of the MidCap Growth Fund, 0.00% of shares outstanding of the MidCap S&P 400 Index Fund, 0.01% of shares outstanding of the MidCap Value Fund, 3.83% of shares outstanding of the Money Market Fund, 43.97% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.00% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               0.03% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.00% of shares outstanding of the Partners LargeCap Value
               Fund I,
               0.00% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.00% of shares outstanding of the Partners MidCap Growth Fund, 0.00% of shares outstanding of the Partners MidCap Growth Fund I, 0.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.00% of shares outstanding of the Partners MidCap Value Fund, 0.00% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.00% of shares outstanding of the Partners SmallCap Blend Fund, 0.00% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.00% of shares outstanding of the Partners SmallCap Value Fund, 0.00% of shares outstanding of the Partners SmallCap Value Fund I,
               0.00% of shares outstanding of the Partners SmallCap Value Fund
               II,
               0.00% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.00% of shares outstanding of the Principal LifeTime 2030 Fund, 0.00% of shares outstanding of the Principal LifeTime 2040 Fund, 0.00% of shares outstanding of the Principal LifeTime 2050 Fund, 0.00% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 1.59% of shares outstanding of the Short Term Bond Fund, 10.93% of shares outstanding of the SmallCap Blend Fund, 0.02% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.00% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund, 0.01% of shares outstanding of the Ultra Short Bond Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on October 6, 2006.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on October 6, 2006: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income, Equity Value, Government & High Quality Bond, Growth, Diversified International , International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap
               Value, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, Short-Term Bond, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.


Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

  *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

  *David J. Brown               Same              See Part B
   Senior Vice President

  *Jill R. Brown                Same              See Part B
   Vice President and
   Chief Financial Officer

  *Ralph C. Eucher              Same              See Part B
   President, Chief
   Executive Officer
   and Director

   Michael P. Finnegan          Same              Second Vice President -
   Senior Vice President -                        Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

  *Ernest H. Gillum             Same              See Part B
   Vice President and Chief
   Compliance Officer

   Robyn Hinders                Same              Director - Mutual Fund
   Director - Mutual Fund                         Operations
   Operations                                     Princor Financial Services
                                                  Corporation

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life Insurance
                                                  Company

   Jane E. Karli                Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

   Patrick A. Kirchner          Same              Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

   Douglas A. Loeffler          Same              Director - Portfolio
   Director - Portfolio                           Management
   Management                                     Principal Life Insurance
                                                  Company

   Deanna L. Mankle             Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

   Sarah J. Pitts               Same              Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

  *Layne A. Rasmussen           Same              See Part B
   Vice President and
   Controller - Mutual Funds

  *Michael D. Roughton          Same              See Part B
   Vice President and
   Counsel

   James F. Sager               Same              Vice President
   Vice President                                 Princor Financial Services
                                                  Corporation

   Mark A. Stark                Same              Assistant Director -
   Assistant Director -                           Pension Investment Services
   Pension Investment Services                    Principal Life Insurance
                                                  Company

   Randy L. Welch               Same              Vice President -
   Vice President -                               Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

   Dan L. Westholm              Same              Director - Treasury
   Director - Treasury

  *Larry D. Zimpleman           Same              See Part B
   Chairman of the Board &
   Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Investors Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Investors Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Director and President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director, Chief Executive Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael P. Finnegan              Senior Vice President -
     The Principal                    Investment Services
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robyn Hinders                    Director - Mutual Fund Operations
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington              Assistant Director -
     The Principal                    Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Vice President -
     The Principal                    Broker Dealer Operations
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Senior Vice President and Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager                   Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff                   Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Chief Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 5th day of January, 2007.

                                       Principal Variable Contracts Fund, Inc.
                                               (Registrant)

                                       By /s/ R. C. Eucher
                                       _________________________________
                                       R. C. Eucher
                                       Director, President and
                                       Chief Executive Officer
Attest:
/s/ E. H. Gillum
______________________________________
E. H. Gillum
Assistant Secretary

Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                                                Date

/s/ R. C. Eucher    Director, President and Chief Executive Officer               January 5, 2007
R. C. Eucher        (Principal Executive Officer)

(L. D. Zimpleman)*  Director and                                                  January 5, 2007
L. D. Zimpleman     Chairman of the Board

/s/ J. R. Brown     Vice President and                                            January 5, 2007
J. R. Brown         Chief Financial Officer
                    (Principal Accounting Officer)

(E. Ballantine)*    Director                                                      January 5, 2007
E. Ballantine

(R. W. Gilbert)*    Director                                                      January 5, 2007
R. W. Gilbert

(M. A. Grimmett)*   Director                                                      anuary 5, 2007
M. A. Grimmett

(F. S. Hirsch)*     Director                                                      January 5, 2007
F. S. Hirsch

(W. C. Kimball)*    Director                                                      January 5, 2007
W. C. Kimball

(B. A. Lukavsky)*   Director                                                      anuary 5, 2007
B. A. Lukavsky

*By /s/ Michael J. Beer
Michael J. Beer
Executive Vice President
Pursuant to Powers of Attorney
Previously Filed